Average Annual Total Returns	12 Months Ended	58 Months Ended				60 Months Ended	120 Months Ended		278 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	[2]	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	7.30%			0.05%	[1]	(0.36%)	2.01%
Bloomberg U.S. TIPS Index
Prospectus [Line Items]
Average Annual Return, Percent	7.01%			1.42%	[1]	1.12%	3.09%
Lipper Inflation Protected Bond Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	1.48%				1.37%	2.80%
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.64%					0.38%	2.59%
Performance Inception Date									Oct. 31, 2002
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.56%					(1.69%)	1.09%
T. Rowe Price Inflation Protected Bond Fund, Inc. - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.93%					(0.56%)	1.36%
T. Rowe Price Inflation Protected Bond Fund, Inc. - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.84%					0.57%	2.77%
Performance Inception Date								Dec. 17, 2015
T. Rowe Price Inflation Protected Bond Fund, Inc. - Z Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.08%			1.05%
Performance Inception Date				Feb. 22, 2021

[1]	Return since 2/22/21.
[2]	Return since 2/28/21.